Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables	[1]	$ 17,757	$ 8,371
Employee payables		8,939	8,756
Other taxes and social security payments	[2]	5,748	8,904
VAT payable		2,114	1,897
Accruals		3,323	3,523
Trade and other payables		$ 37,881	$ 31,451

[1]	As of December 31, 2025, the Company owed BDO South Africa Incorporated $67k related to the interim review performed. This amount was settled in full subsequent to the period end.
[2]	The Company offset VAT receivables equating to $2 million against trade and other payables due for other types of taxes administered by the Zimbabwean Revenue Authority (2024: $2.5 million).